Income Taxes (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forwards	$ 47,524	$ 48,095
Capital loss carry-forwards	4,149	4,842
Temporary differences	2,630	2,734
Deferred tax assets before valuation allowance	54,303	55,671
Valuation allowance	(54,128)	(55,456)
Deferred tax asset net of valuation allowance	175	215
Deferred tax liabilities:
Acquired intangibles	(2,099)	(2,723)
Deferred revenue	(167)	(193)
Deferred tax liabilities	(2,266)	(2,916)
Deferred tax liability, net	$ (2,091)	$ (2,701)